INVENTORIES - Inventories By Type (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about inventory [Line Items]
Ore in stockpiles	$ 2,959	$ 2,761
Ore on leach pads	641	663
Current inventories	1,781	1,734
Gold
Disclosure of detailed information about inventory [Line Items]
Ore in stockpiles	2,809	2,587
Ore on leach pads	641	663
Mine operating supplies	704	593
Work in process	138	108
Finished products	89	76
Inventories	4,381	4,027
Non-current ore in stockpiles and on leach pads	(2,669)	(2,462)
Current inventories	1,712	1,565
Copper
Disclosure of detailed information about inventory [Line Items]
Ore in stockpiles	150	174
Ore on leach pads	0	0
Mine operating supplies	59	79
Work in process	0	0
Finished products	10	90
Inventories	219	343
Non-current ore in stockpiles and on leach pads	(150)	(174)
Current inventories	$ 69	$ 169